Right of Use Asset	12 Months Ended
Jun. 30, 2025
Right of Use Asset [Abstract]
RIGHT OF USE ASSET
14.	RIGHT OF USE ASSET

	30 June 2025 $	30 June 2024 $
Cost	54,863	50,063
Accumulated amortisation	(31,998)	(19,192)
	22,865	30,871

	30 June 2025 $	30 June 2024 $
Balance at beginning of year	30,871	-
Additions	-	50,063
Amortisation	(10,161)	(19,359)
Foreign exchange	2,155	167
Balance at end of the year	22,865	30,871

Leased assets are capitalised at the commencement date of the lease and comprise of the initial lease liability amount, initial direct costs incurred when entering into the lease less any lease incentives received